Segments (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summarized Segment Financial Information
Net sales to external customers	$ 138,298	$ 137,357	$ 154,294	$ 146,969	$ 143,999	$ 146,070	$ 146,919	$ 151,518	$ 576,918	$ 588,506	$ 552,641
Segment operating earnings before corporate and shared services charges									58,953	50,277	53,943
Corporate and shared services charges									(23,729)	(21,899)	(24,403)
Segment operating earnings									35,224	28,378	29,540
Total assets	561,176				480,815				561,176	480,815	482,584
Depreciation and amortization									19,615	17,548	17,565
Capital expenditures									13,464	15,574	13,271
Capital expenditure to replace property damaged in casualties									2,859	4,733
Components and Sensors [Member]
Summarized Segment Financial Information
Net sales to external customers									304,481	279,857	282,860
Segment operating earnings before corporate and shared services charges									42,611	36,595	48,014
Corporate and shared services charges									(16,483)	(15,239)	(16,661)
Segment operating earnings									26,128	21,356	31,353
Total assets	443,271				329,624				443,271	329,624	335,719
Depreciation and amortization									13,542	12,077	11,633
Capital expenditures									10,884	9,919	11,091
EMS [Member]
Summarized Segment Financial Information
Net sales to external customers									272,437	308,649	269,781
Segment operating earnings before corporate and shared services charges									16,342	13,682	5,929
Corporate and shared services charges									(7,246)	(6,660)	(7,742)
Segment operating earnings									9,096	7,022	(1,813)
Total assets	117,905				151,191				117,905	151,191	146,865
Depreciation and amortization									6,073	5,471	5,932
Capital expenditures									2,580	5,655	2,180
Capital expenditure to replace property damaged in casualties									$ 2,859	$ 4,733